UPFC Auto Receivables Trust 2007-A
Class A-1 5.33% Automobile Receivables Backed Notes
Class A-2 5.46% Automobile Receivables Backed Notes
Class A-3 5.53% Automobile Receivables Backed Notes

Servicer Certificate
September 17, 2007 Distribution Date

The Servicer's Certificate has been prepared pursuant to Section 4.9 of the Sale and Servicing Agreement among UPFC Auto Receivables Trust 2007-A, as Trust, UPFC Auto Financing Corporation, as Seller, United Auto Credit Corporation, as Servicer, Deutsche Bank Trust Company Americas, as Trust Collateral Agent and Backup Servicer, and CenterOne Financial Services LLC, as Designated Backup Servicer, dated as of June 1, 2007. Defined items have the meaning assigned to them in the Sale and Servicing Agreement or in other Transaction Documents.

Dates and Interest Calculations		Original Pool Information
Monthly Period Beginning	8/1/2007	Units	Cut-off Date	Closing Date	Pool Balance
Monthly Period Ending	8/31/2007	29,522	5/31/2007	6/14/2007	$ 268,817,210.02
Previous Distribution Date/Close Date	8/15/2007
Distribution Date	9/17/2007
Actual Days of Interest for Period	33
30/360 Days of Interest for Period	30
Days in Collection Period	31
Months Seasoned	3

I. MONTHLY PERIOD RECEIVABLES PRINCIPAL BALANCE CALCULATION

(1)	Beginning of period Pool Balance			(1)	$256,213,701.59

	Monthly Principal Amounts

	(2)	Scheduled Principal Payments Received	(2)	$5,343,178.87
	(3)	Partial and Full Prepayments Received	(3)	$962,115.67
	(4)	Receivables becoming Defaulted Receivables during period	(4)	$1,477,579.01
	(5)	Receivables becoming Repurchased Receivables during period	(5)	$-
	(6)	Other Receivables adjustments	(6)	$-
	(7)	Interest Payments Received	(7)	$4,817,861.88
		Total Monthly Collections

	(8)	Total Monthly Principal Amounts	(8)	$7,782,873.55

(9)	End of period Pool Balance			(9)	$248,430,828.04

(10)	Pool Factor (Line 9 / Original Pool Balance)			(10)	92.4162661%

II. MONTHLY PERIOD NOTE BALANCE CALCULATION

	Class A-1	Class A-2	Class A-3	Total
Original Balance	$54,000,000.00	$97,000,000.00	$99,000,000.00	$250,000,000.00

Beginning of period balance	$35,749,826.11	$97,000,000.00	$99,000,000.00	$231,749,826.11

Noteholders' First Principal Distributable Amount	$-	$-	$-	$-
Noteholders' Second Principal Distributable Amount	$10,137,630.58	$-	$-	$10,137,630.58

End of period balance	$25,612,195.53	$97,000,000.00	$99,000,000.00	$221,612,195.53

Note Pool Factor	47.4299917%	100.0000000%	100.0000000%	88.6448782%
III. CALCULATION OF NOTEHOLDERS' FIRST PRINCIPAL DISTRIBUTABLE AMOUNT

(11)	Outstanding principal balance of the notes	(11)	$231,749,826.11
(12)	Pool Balance	(12)	$248,430,828.04
	(13) Maximum of (0) or (Line 11 - Line 12)	(13)	$-

(14)	Is Distribution Date a Final Scheduled Distribution Date?	(14)	No
(15)	If line 14 is "Yes", amount of that Class of Notes minus Line 13	(15)	$-

(16)	Targeted Noteholders' First Distributable Amount (Line 13 + Line 15)		(16)	$-

IV. CALCULATION OF NOTEHOLDERS' SECOND PRINCIPAL DISTRIBUTABLE AMOUNT

(17)	Current Note Balance (after subtracting Noteholders' First Principal Distributable Amount)	(17)	$231,749,826.11
(18)	Targeted Note Balance (86.0% x Line 9)	(18)	$213,650,512.11

(19)	Targeted Noteholders' Second Distributable Amount (Line 17 - Line 18)		(19)	$18,099,314.00

1 of 4

V. RECONCILIATION OF COLLECTION ACCOUNT

Available Funds and Additional Funds Available

Available Funds

	(20)	Collections on Receivables for the calendar month	(20)	$11,123,156.42
	(21)	Net Liquidation Proceeds during the Period	(21.a)	$725,445.48
		Recoveries on Previous Liquidated Receivables	(21.b)	$11,552.38
		Late Charges, Non-Sufficient Funds and Other Fees	(21.c)	$20,211.42
	(22)	Proceeds of any liquidation of the assets of the issuer (excluding Net Liquidation Proceeds)	(22)	$-
	(23)	Proceeds from purchase or sale of assets	(23)	$-
	(24)	Income on investments in spread account	(24)	$23,748.31
	(25)	Income on investments in the collection account	(25)	$41,163.80
	(26)	Excess amounts from the spread account	(26)	$-

(27)	Total Available Funds			(27)	$11,945,277.81

Additional Funds Available

	(28)	Spread Account Claim Amount (Line 71)	(28)	$-
	(29)	Insurer Optional Deposit	(29)	$-

(30)	Total Additional Funds Available			(30)	$-

(31)	Total Available Funds and Additional Funds Available			(31)	$11,945,277.81

Distributions

(32)	Servicing fees, supplemental servicing fees and servicing transition fees	(32)	$660,745.67

(33)	Designated backup subservicer	(33)	$3,202.67
(33-A)	Backup servicer, and trust collateral agent	(33-A)	$-

	Noteholders' Interest Distributable Amount
		Beginning
		Note	Interest	Interest			Calculated
	Class	Balance	Carryover	Rate	Days	Days Basis	Interest
(34)	Class A-1	$35,749,826.11	$-	5.33000%	33	Actual/360	$174,667.69	(34)	$174,667.69
(35)	Class A-2	$97,000,000.00	$-	5.46000%	30	30/360	$441,350.00	(35)	$441,350.00
(36)	Class A-3	$99,000,000.00	$-	5.53000%	30	30/360	$456,225.00	(36)	$456,225.00

(37)	Total Noteholders' Interest Distribution Amount								(37)	$1,072,242.69

(38)	Available Funds Subtotal							(38)	$10,209,086.77

	Noteholders' First Principal Distributable Amount
	Class	Noteholders' First Principal Distributable Amount					Total Principal
(39)	Class A-1	$-					$-	(39)	$-
(40)	Class A-2	$-					$-	(40)	$-
(41)	Class A-3	$-					$-	(41)	$-

(42)	Total Noteholders' First Principal Distributable Amount								(42)	$-

(43)	Available Funds Subtotal							(43)	$10,209,086.77

(44)	Insurance Premium								(44)	$71,456.20

(45)	Available Funds Subtotal							(45)	$10,137,630.58

(46)	To the Spread Account, the amount, if necessary, required to increase the amount therein to the Spread Account Initial Deposit								(46)	$-

(47)	Available Funds Subtotal							(47)	$10,137,630.58

	Noteholders' Second Principal Distributable Amount
	Class	Noteholders' Second Principal Distributable Amount					Total Principal
(48)	Class A-1	$10,137,630.58					$10,137,630.58	(48)	$10,137,630.58
(49)	Class A-2	$-					$-	(49)	$-
(50)	Class A-3	$-					$-	(50)	$-

(51)	Total Noteholders' Second Principal Distributable Amount								(51)	$10,137,630.58

(52)	Available Funds Subtotal							(52)	$-

(53)	to Insurer, additional amounts payable								(53)	$-

(54)	Available Funds Subtotal							(54)	$-

(55)	To the Spread Account, an amount, if necessary, to increase the amount therein to the Requisite Amount								(55)	$-

(56)	Available Funds Subtotal							(56)	$-

(57)	Additional funds to the indenture trustee, owner trustee, trust collateral agent, backup servicer, designated backup servicer								(57)	$-

(58)	Available Funds Subtotal							(58)	$-

(59)	Additional Amounts distributed to the Class A-3 Notes pursuant to section 10.1 of the Sale and Servicing Agreement								(59)	$-

(60)	To the Spread Account, any remaining funds								(60)	$-

2 of 4

VI. RECONCILIATION OF SPREAD ACCOUNT

(61)	Spread Account Initial Deposit	(61)	$5,376,344.09

(62)	Spread Account Requisite Amount	(62)	$5,376,344.09

(63)	Beginning of Period Spread Account	(63)	$5,376,344.09

Spread Account Claim Amount Calculation

	(64)	Servicing Fees	(64)	$660,745.67
	(65)	Trustee & Other Fees	(65)	$3,202.67
	(66)	Noteholders' Interest Distributable Amount	(66)	$1,072,242.69
	(67)	Noteholders' First Principal Distributable Amount	(67)	$-
	(68)	Insurance Premium	(68)	$71,456.20

	(69)	Total Amount of Steps 1 through 5 in the Waterfall	(69)	$1,807,647.23

	(70)	Total Available Funds	(70)	$11,945,277.81

	(71)	Spread Account Claim Amount	(71)	$-

(72)	Spread Account Subtotal		(72)		$5,376,344.09

(73)	Spread Account Deposit required to increase the amount therein to the Spread Account Initial Deposit (line 61)		(73)	$-
(74)	Actual Spread Account Deposit		(74)	$-
(75)	Spread Account Subtotal		(75)		$5,376,344.09

(76)	Spread Account Deposit an amount, if necessary, to increase the amount therein to the Requisite Amount (line 62)		(76)	$-
(77)	Actual Spread Account Deposit		(77)	$-
(78)	Spread Account Subtotal		(78)		$5,376,344.09

(79)	Remaining Funds Deposited to Spread Account (Line 60)		(79)	$-

(80)	Released to UPFC		(80)	$-

(81)	End of Period Spread Account Balance			(81)	$5,376,344.09

3 of 4

VII. PERFORMANCE MEASURES AND TESTS

	Current Credit Enhancement

(82)	Overcollateralization (Dollars)			(82)	$26,818,632.51
(82)	Overcollateralization (as a percentage of current Pool Balance)			(83)	10.80%

(84)	Spread Account (Dollars)			(84)	$5,376,344.09
(85)	Spread Account (as a percentage of Original Pool Balance)			(85)	2.00%
(86)	Spread Account (as a percentage of Current Pool Balance)			(86)	2.16%

	Monthly Period and Cumulative Number of Receivables Calculations

				Cumulative	Monthly
(87)	Original Number of Receivables		(87)	29,522
(88)	Beginning of period number of Receivables		(88)	29,522	29,067
(89)	Number of Subsequent Receivables Purchased		(89)	0	0
(90)	Number of Receivables becoming Liquidated Receivables during period		(90)	332	196
(91)	Number of Receivables becoming Purchased Receivables during period		(91)	29	0
(92)	Number of Receivables paid off during period		(92)	537	247
(93)	End of period number of Receivables		(93)	28,624	28,624

	Statistical Data (Current and Historical)

			Original	Prev. Month	Current
(94)	Weighted Average APR of the Receivables	(94)	22.61%	22.61%	22.60%
(95)	Weighted Average Remaining Term of the Receivables	(95)	49.71	47.91	47.02
(96)	Weighted Average Original Term of Receivables	(96)	52.27	52.38	52.43
(97)	Average Receivable Balance	(97)	$9,106	$8,815	$8,679
(98)	Aggregate Realized Losses - net of recoveries (line 21b)	(98)	N/A	$467,874	$740,581

	Delinquency Summary

	Receivables with Scheduled Payment delinquent
			Units	Dollars	Percentage
(99)	31-60 days	(99)	174	$1,357,400.86	0.546%
(100)	61-90 days	(100)	73	$584,019.18	0.235%
(101)	90+ days	(101)	16	$115,406.76	0.046%
(102)	Total 30+ days	(102)	263	$2,056,826.80	0.828%

	Repossession Inventory		190	$1,694,558.97	0.682%

	Performance Tests

	Delinquency Rate History for Previous three Collection Periods
(103)	Delinquency Ratio in Preceding Collection Period		(103)	0.28%
(104)	Delinquency Ratio in Second Preceding Collection Period		(104)	0.09%
(105)	Delinquency Ratio in Third Preceding Collection Period		(105)	0.00%

(106)	Arithmetic average of last three preceding Delinquency Ratios			(106)	0.12%

(107)	Delinquency Rate Trigger Level for the Preceding Collection Period			(107)	N/A

(108)	Preceding Collection Period Delinquency Rate Compliance			(108)	PASS

	Cumulative Net Loss Ratio
(109)	Cumulative Net Losses incurred prior to the Preceding Collection Period		(109)	$532,298.83
(110)	Net Loss incurred in Preceding Collection Period (Defaults - Net Liquidation Proceeds)		(110)	$740,581.15
(111)	Life to Date Cumulative Net Losses		(111)	1,272,879.98
(112)	Original Pool Balance		(112)	$268,817,210.02

(113)	Cumulative Net Loss Ratio (Line111 / Line 112)			(113)	0.47%

(114)	Cumulative Net Loss Rate Trigger Level for the Preceding Collection Period			(114)	N/A

(115)	Preceding Collection Period Cumulative Net Loss Rate Compliance			(115)	PASS

	Average Monthly Extension Rate
(116)	Principal Balance of Receivables extended during preceding Collection Period		(116)	1.97%
(117)	Principal Balance of Receivables extended during the Second Preceding Collection Period		(117)	1.74%
(118)	Principal Balance of Receivables extended during the Third Preceding Collection Period		(118)	1.27%

(119)	Average Monthly Extension Rate (Line 116 + Line 117 + Line 118) / 3			(119)	1.66%

(120)	Average Monthly Extension Rate Compliance (Extension Rate Maximum = 3.0% (3.5% in December, January and February))			(120)	PASS

	Other information
(121)	List of Branches closed during the month	Branch 210: Baltimore and Branch 34: Chicago South		(121)	{2}

(122)	Number of Receivables that have been subject to mechanical re-writes during the collection period.			(122)	15

The undersigned certifies that no Trigger Event has occurred as of the related Determination Date. To the knowledge of the undersigned an Insurance Agreement Event of Default has not occurred.

By:
Name:	Arash Khazei
Title:	EX.VP/CFO
Date:	09/17/07

4 of 4